Summary of Significant Accounting Policies (Schedule Of Aging Analysis of Accounts Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable Current Overdue Details [Line Items]
Accounts receivable	$ 54,221	$ 66,161
Less than 179 days [Member]
Accounts Receivable Current Overdue Details [Line Items]
Accounts receivable	40,764	49,636
180-359 days [Member]
Accounts Receivable Current Overdue Details [Line Items]
Accounts receivable	2,117	3,677
360 days and greater [Member]
Accounts Receivable Current Overdue Details [Line Items]
Accounts receivable	$ 11,340	$ 12,848